Summary of Significant Accounting Policies (Basic EPS Calculation for Continuing Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income from continuing operations	$ 1,204	$ 982	$ 565
Less: Net income attributable to non-controlling interests	25	22	16
Net income attributable to the Company	1,176	993	855
Basic weighted average common shares outstanding	544	542	540
Segment, Continuing Operations [Member]
Net income from continuing operations	1,204	982	565
Less: Net income attributable to non-controlling interests	25	22	16
Net income attributable to the Company	1,179	960	549
Less: Portion attributable to participating securities	2	6	6
Net income attributable to common shares for basic earnings per shares	$ 1,177	$ 954	$ 543
Basic weighted average common shares outstanding	544	542	540